CONVERTIBLE DEBENTURES	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
CONVERTIBLE DEBENTURES
9. CONVERTIBLE DEBENTURES

NOTE 9 - CONVERTIBLE DEBENTURES

February 26, 2021 Debenture

On February 26, 2021, the Company entered into a convertible note for the principal amount of $720,000, with an original issue discount of $120,000, convertible into shares of common stock of the Company. The note bears interest of 12% and is due six months from the date of issuance. The note is convertible from the date of issuance, at a fixed conversion rate of $0.36. The conversion rate shall change to $0.10 upon the event of default. The conversion feature at issuance meets the definition of conventional convertible debt and therefore qualifies for the scope exception in ASC 815-10-15-74(a) and would not be bifurcated and accounted for separately as a derivative liability. The Company analyzed the conversion feature under ASC 470-20, “Debt with conversion and other options”, and based on the market price of the common stock of the Company on the date of funding as compared to the conversion price, determined there was an approximately $164,000 beneficial conversion feature to recognize, which will be amortized over the term of the note using the effective interest method. The amortization of the beneficial conversion feature was $27,273 and the original issuance discount was $20,000, for the year ended March 31, 2021. On April 16, 2021, the Company settled the convertible note, consisting of $720,000 in principal, approximately $13,000 in accrued interest, and approximately $110,000 in redemption fee, for a total of $842,972. The Company paid $421,486 in cash, and settled the remaining balance through the conversion into the issuance of 1,303,982 common shares.

NOTE 7 – CONVERTIBLE DEBENTURES

February 26, 2021, Debenture

On February 26, 2021, the Company entered into a convertible note for the principal amount of $720,000, with an original issue discount of $120,000, convertible into shares of common stock of the Company. The note bears interest of 12% and is due six months from the date of issuance. The note is convertible from the date of issuance, at a fixed conversion rate of $0.36. The conversion rate shall change to $0.10 upon the event of default. The conversion feature at issuance meets the definition of conventional convertible debt and therefore qualifies for the scope exception in ASC 815-10-15-74(a) and would not be bifurcated and accounted for separately as a derivative liability. The Company analyzed the conversion feature under ASC 470-20, “Debt with conversion and other options”, and based on the market price of the common stock of the Company on the date of funding as compared to the conversion price, determined there was an approximately $164,000 beneficial conversion feature to recognize, which will be amortized over the term of the note using the effective interest method. The amortization of the beneficial conversion feature was $27,273 and the original issuance discount was $20,000, for the year ended March 31, 2021. In April 2021 the Company paid off approximately $422,000 of the convertible note.

April 17, 2019, Debenture

On April 17, 2019, the Company entered into a 10% convertible promissory note for $110,000, with an OID of $10,000, for a purchase price of $100,000, which matures on January 23, 2020. The maturity date has been extended until September 1, 2020. During the first 180 days the convertible redeemable note is in effect, the Company may redeem the note at a prepayment percentage of 120% to 130% of the outstanding principal and accrued interest based on the redemption date’s passage of time ranging from 60 days to 180 days from the date of issuance of the debenture. Per the agreement, the Company is required at all times to have authorized and reserved three times the number of shares that is actually issuable upon full conversion of the note. In the event of default, as set forth in the agreement, the outstanding principal balance increases to 150%. In addition to standard events of default, an event of default occurs if the common stock of the Company shall lose the “bid” price for its Common Stock, on trading markets, including the OTCBB, OTCQB or an equivalent replacement exchange. If the Company enters into a 3 (a)(9) or 3(a)(10) issuance of shares there are liquidation damages of 25% of principal, not to be below $15,000. The Company must also obtain the noteholder’s written consent before issuing any new debt. The note is convertible at a fixed conversion price of $0.124. If an event of default occurs, the fixed conversion price is extinguished and replaced by a variable conversion rate that is 70% of the lowest trading prices during the 20 days prior to conversion. The fixed conversion price shall reset upon any future dilutive issuance of shares, options or convertible securities. The conversion feature at issuance meets the definition of conventional convertible debt and therefore qualifies for the scope exception in ASC 815-10-15-74(a) and would not be bifurcated and accounted for separately as a derivative liability. The Company analyzed the conversion feature under ASC 470-20, “Debt with conversion and other options”, and based on the market price of the common stock of the Company on the date of funding as compared to the conversion price, determined there was an approximately $59,000 beneficial conversion feature to recognize, which will be amortized over the term of the note using the effective interest method. There was not any amortization expense recognized during the three and year ended March 31, 2021, as the beneficial conversion feature was fully amortized as of December 31, 2019. The amortization expense recognized during the three and nine months ended December 31, 2019 amounted to approximately $20,000. On September 14, 2020, the outstanding balance of $110,000 was converted into 1,014,001 shares of common stock of the Company, at a conversion rate of $0.124.

March 20, 2018, Debenture

On March 20, 2018, the Company entered into a convertible note for the principal amount of $84,000, convertible into shares of common stock of the Company, which matured on December 20, 2018. On September 20, 2018 the outstanding principal and $5,040 in accrued interest of the note was purchased from the noteholder by a third party, for $126,882. The note bears interest at 12% for the first 180 days, which increases to 18% after 180 days, and 24% upon an event of default. The note is convertible on the date beginning 180 days after issuance of the note, at the lower of 60% of the lowest trading price for the last 20 days prior to the issuance date of this note, or 60% of the lowest trading price for the last 20 days prior to conversion. The conversion feature meets the definition of a derivative and therefore required bifurcation and was accounted for as a derivative liability.

During the year ended March 31, 2019, the holder converted $120,171 of principal and $2,21 of accrued interest into 17,870,962 shares of common stock of the Company, with $6,711 of principal remaining outstanding.

On November 12, 2019, the holder converted the remaining principal and accrued interest balance into 179,984 shares of common stock of the Company. As a result of the conversion the derivative liability related to the debenture was remeasured immediately prior to the conversion with an overall decrease in the fair value of $2,000 recognized, with the fair value of the derivative liability related to the converted portion, of $8,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.11; a risk-free interest rate of 1.59% and expected volatility of the Company’s common stock, of 98.46%, and the various estimated reset exercise prices weighted by probability.

August 24, 2018, Debenture

On August 24, 2018, the Company entered into a 10% convertible note in the principal amount of $55,000, convertible into shares of common stock of the Company, which matures August 24, 2019. The interest rate increases to 24% per annum upon an event of default, as set forth in the agreement, including a cross default to all other outstanding notes, and if the debenture is not paid at maturity the principal due increases by 10%. If the Company loses its bid price the principal outstanding on the debenture increases by 20%, and if the Company’s common stock is delisted, the principal increases by 50%. The note is convertible into shares of the Company’s common stock at a price per share equal to 57% of the lowest closing bid price for the last 20 days. The discount is increased an additional 10%, to 47%, upon a “DTC chill.” The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability. On January 10, 2019, the outstanding principal of $55,000 and accrued interest of $1,974 was purchased from the noteholder by a third party, for $82,612. During the year ended March 31, 2019, the holder converted $57,164 of principal into 9,291,354 shares of common stock of the Company.

On May 5, 2020, the remaining outstanding balance of $29,057 was converted into 2,039,069 shares of common stock of the Company, at a conversion rate of $0.014. As a result of the conversion the derivative liability related to the debenture was remeasured immediately prior to the conversions with an overall increase in the fair value of $8,000 recognized, with the fair value of the derivative liability related to the converted portion, of $30,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the dates of conversion of $0.03; a risk-free interest rate of 0.13% and expected volatility of the Company’s common stock, of 158.29%, and the various estimated reset exercise prices weighted by probability.

September 14, 2018, Debenture

On September 14, 2018, the Company entered into a 12% convertible promissory note for $112,500, with an original issuance discount (OID) of $10,250, which matures on March 14, 2019. The interest rate increases to a default rate of 24% for events as set forth in the agreement On January 25, 2019, the outstanding principal of $101,550, plus an additional $81,970 of default principal and $13,695 in accrued interest of the note, resulting in a new balance of $197,215, was purchased from the noteholder by a third party, who extended the maturity date.

The note is convertible into shares of the Company’s common stock at a variable conversion rate that is equal to the lesser of 60% of the lowest trading price for the last 20 days prior to the issuance of the note or 60% of the lowest market price over the 20 days prior to conversion. The conversion price shall be adjusted upon subsequent sales of securities at a price lower than the original conversion price. There are additional 10% adjustments to the conversion price for events set forth in the agreement, including if the conversion price is less than $0.01, if the Company is not DTC eligible, the Company is no longer a reporting company, or the note cannot be converted into free trading shares on or after nine months from issue date. Per the agreement, the Company is required at all times to have authorized and reserved three times the number of shares that is actually issuable upon full conversion of the note. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.

During the first quarter of the fiscal year ending March 31, 2021, the outstanding balance was converted into 35,887,170 shares of common stock of the Company, at a conversion rate of $0.006. As a result of the conversion the derivative liability related to the debenture was remeasured immediately prior to the conversions with an overall increase in the fair value of $21,000 recognized, with the fair value of the derivative liability related to the converted portion, of $175,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the dates of conversion of $0.03; a risk-free interest rate of 0.13% and expected volatility of the Company’s common stock, of 158.29%, and the various estimated reset exercise prices weighted by probability.

March 1, 2019, Debenture

On March 1, 2019, the Company entered into a 10% convertible promissory note for $168,000, with an OID of $18,000, for a purchase price of $150,000, which originally matured on November 1, 2019. The maturity date was extended to September 1, 2020, with the noteholders waiving the default penalties through December 31, 2020. In the event of default, as set forth in the agreement, the outstanding principal balance increases to 150%. The note is convertible at a fixed conversion price of $0.25. If an event of default occurs, the fixed conversion price is extinguished and replaced by a variable conversion rate that is 70% of the lowest trading prices during the 20 days prior to conversion. The fixed conversion price shall reset upon any future dilutive issuance of shares, options or convertible securities. The conversion feature at issuance meets the definition of conventional convertible debt and therefore qualifies for the scope exception in ASC 815-10-15-74(a) and would not be bifurcated and accounted for separately as a derivative liability. The Company analyzed the conversion feature under ASC 470-20, “Debt with conversion and other options”, and based on the market price of the common stock of the Company on the date of funding as compared to the conversion price, determined there was a $134,000 beneficial conversion feature to recognize, which was amortized over the term of the note using the effective interest method. and fully amortized during the year ended March 31, 2020. On December 21, 2020, the outstanding balance of $168,000 and accrued interest of $30,847 was converted into 795,387 shares of common stock of the Company, at a conversion rate of $0.25.